Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,102,713)	$ (1,290,635)	$ (2,658,087)	$ (2,025,947)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	56,811	133,422	314,626	125,572
Foreign currency transaction gain	(22,235)	1,086	42,395	(30,497)
Depreciation expense	895	1,013	1,993	1,993
Amortization of debt discounts	83,903	11,295	47,971	136,527
Change in fair value of derivative liabilities	(127,508)	167,757	99,111	8,186
Gain on extinguishment of debt, net	(42,910)		17,503	(50,607)
Gain from settlement of debt, net				(49,319)
Gain from settlement of accounts payable	(17,499)
Stock option, stock warrants and restricted stock expense	2,408	41,436	72,513	82,872
Non-cash interest expense		2,250	2,250	16,500
Amortization of right-of-use assets	10,858		3,678
Accretion of put premium	144,711	245,000	452,308	200,410
Changes in Assets and Liabilities:
GST receivable	(2,238)	(1,417)	1,660	(2,147)
Prepaid expenses and other assets	(16,724)	(5,637)	(8,620)
Accounts payable	9,520	(51,037)	18,870	178,311
Deferred rent				(3,695)
Employee benefit liability	169,268	12,882	29,907	33,134
Accrued expenses and other payables	97,414	(6,772)	65,017	152,861
Accrued interest	31,433	28,264	63,878	80,582
Operating lease liability	(9,936)		(3,277)
NET CASH USED IN OPERATING ACTIVITIES	(734,542)	(711,093)	(1,436,304)	(1,145,264)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	395,750	414,500	766,500	325,000
Repayments of convertible promissory notes				(43,000)
Proceeds from note payable, net of original issue discounts and issue costs	100,000
Proceeds from the sale of common stock	24,711		99,285
Collection of subscription receivable	23,758
Proceeds from the exercise of warrants	200,000	375,000	625,001	776,044
NET CASH PROVIDED BY FINANCING ACTIVITIES	744,219	789,500	1,490,786	1,058,044
Effect of exchange rate changes on cash	10,732	(7,046)	(52,670)	22,468
NET INCREASE IN CASH	20,409	71,361	1,812	(64,752)
CASH AT BEGINNING OF PERIOD	4,067	2,255	2,255	67,007
CASH AT END OF PERIOD	24,476	73,616	4,067	2,255
Supplemental Disclosure of Cash Flow Information
Interest	1,323	950	2,392	13,621
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock issued for offering cost applied against proceeds received		20,000	20,000
Subscription receivable			23,758
Reduction of put premium related to conversions of convertible notes	218,992	126,310	335,677	590,504
Conversion of convertible notes and accrued interest to common stock	515,221	224,662	635,303	1,142,205
Debt discounts related to derivative liability	93,668
Debt discounts related to common stock issued with a note payable	37,500
Warrant grant for settlement of accounts payable	5,551
Discounts related to derivative liability
Operating lease right-of-use asset and operating lease liability recorded pursuant to ASC 842			66,201
Reversal of common stock issuable and put premium due to cancellation of conversions of convertible debt and accrued interest				31,801
Accounts payable reclass to convertible notes				25,000
Common stock issued for accrued services		448,440	448,440
Deemed dividend upon alternate cashless exercise of warrants	$ 408,557	$ 208,242	$ 700,340	$ 391,749